Brown Advisory Small-Cap Fundamental Value Fund
Schedule of Investments
March 31, 2022 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 87.0%
Communication Services - 6.1%
310,734	Loyalty Ventures, Inc.*	5,136,433
275,205	Nexstar Media Group, Inc.	51,870,639
1,306,385	WideOpenWest, Inc.*	22,783,354
		79,790,426
Consumer Discretionary - 11.9%
180,061	Civeo Corp.*	4,250,340
334,056	Culp, Inc.	2,652,405
1,231,617	Denny's Corp.*	17,624,439
80,599	Helen of Troy Ltd.*	15,784,508
246,255	JOANN, Inc.	2,809,770
1,004,911	La-Z-Boy, Inc.	26,499,503
215,303	Monarch Casino & Resort, Inc.*	18,780,881
169,772	Murphy USA, Inc.	33,947,609
952,093	Vista Outdoor, Inc.*	33,980,199
		156,329,654
Consumer Staples - 3.9%
1,009,027	Sprouts Farmers Market, Inc.*	32,268,684
600,889	TreeHouse Foods, Inc.*	19,384,679
		51,653,363
Energy - 4.3%
1,562,243	ChampionX Corp.*	38,243,709
318,965	Natural Gas Services Group, Inc.*	3,798,873
151,674	REX American Resources Corp.*	15,106,730
		57,149,312
Financials - 24.8%
108,722	Assurant, Inc.	19,768,921
518,918	Bancorp, Inc.*	14,700,947
151,590	Dime Community Bancshares, Inc.	5,240,466
1,663,420	Eastern Bankshares, Inc.	35,830,067
307,990	First Bancorp	12,864,742
170,115	Hanover Insurance Group, Inc.	25,435,595
1,876,063	MGIC Investment Corp.	25,420,654
866,007	Pacific Premier Bancorp, Inc.	30,613,348
350,519	Peapack Gladstone Financial Corp.	12,180,535
725,731	Premier Financial Corp.	22,011,421
148,850	Primerica, Inc.	20,365,657
258,259	UMB Financial Corp.	25,092,444
809,580	Veritex Holdings, Inc.	30,901,669
94,661	Virtus Investment Partners, Inc.	22,717,693
511,716	WSFS Financial Corp.	23,856,200
		327,000,359
Health Care - 4.6%
852,974	Owens & Minor, Inc.	37,547,915
709,954	Patterson Cos, Inc.	22,981,211
		60,529,126
Industrials - 16.7%
282,267	Albany International Corp.	23,800,753
325,824	Comfort Systems USA, Inc.	29,001,594
205,603	CRA International, Inc.	17,324,109
158,043	Curtiss-Wright Corp.	23,731,737
690,175	Federal Signal Corp.	23,293,406
121,755	Kadant, Inc.	23,643,603
245,569	McGrath RentCorp	20,868,454
1,421,281	Mueller Water Products, Inc.	18,362,951
143,706	Simpson Manufacturing Co., Inc.	15,669,702
355,663	SPX Corp.*	17,573,309
410,539	Thermon Group Holdings, Inc.*	6,650,732
		219,920,350
Information Technology - 6.1%
700,694	CTS Corp.	24,762,526
866,350	EchoStar Corp.*	21,086,959
335,085	Onto Innovation, Inc.*	29,115,535
103,235	PC Connection, Inc.	5,408,482
		80,373,502
Materials - 5.4%
71,681	Chase Corp.	6,229,796
300,101	Eagle Materials, Inc.	38,520,964
401,965	Ingevity Corp.*	25,753,898
		70,504,658
Utilities - 3.2%
548,757	Portland General Electric Co.	30,263,949
1,087,225	Star Group L.P.	12,068,197
		42,332,146
Total Common Stocks (Cost $816,707,237)		1,145,582,896

Real Estate Investment Trusts - 8.8%
75,454	CTO Realty Growth, Inc.	5,004,109
134,102	EastGroup Properties, Inc.	27,260,255
976,787	Essential Properties Realty Trust, Inc.	24,712,711
553,559	Getty Realty Corp.	15,842,859
657,137	Global Medical REIT, Inc.	10,724,476
2,682,050	Ladder Capital Corp.	31,835,933
Total Real Estate Investment Trusts (Cost $84,077,588)		115,380,343

Short-Term Investments - 4.4%
Money Market Funds - 4.4%
58,532,021	First American Government Obligations Fund - Class Z, 0.15%#	58,532,021
Total Short-Term Investments (Cost $58,532,021)		58,532,021
Total Investments - 100.2% (Cost $959,316,846)		1,319,495,260
Liabilities in Excess of Other Assets - (0.2)%		(2,997,157)
NET ASSETS - 100.0%		$1,316,498,103

* Non-Income Producing
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, all of the Fund's investments were categorized as Level 1 securities.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC ('S&P'). (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.